RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following reconciles net assets available for benefits per the financial statements to net assets per the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$4,423,371,456	$4,193,232,775
Amounts allocated to withdrawing participants	(1,818,607)	(1,991,172)
Net assets per the Form 5500	$4,421,552,849	$4,191,241,603

The following reconciles benefits paid to participants per the financial statements to the Form 5500 for the year ended December 31, 2025:

Benefits paid to participants per the financial statements	$525,467,306
Amounts allocated to withdrawing participants at:
December 31, 2025	1,818,607
December 31, 2024	(1,991,172)
Benefits paid to participants per the Form 5500	$525,294,741